TRAVELERS VINTAGE XTRA ANNUITY
                                            SUPPLEMENT DATED JANUARY 10, 2003 TO
                                                    PROSPECTUS DATED MAY 1, 2002


1.   The Fee Table is modified as follows:

The information contained in the "Annual Separate Account Charges" is deleted and replaced with the following:

We will assess a minimum mortality and expense risk charge ("M & E") of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit ("GMWB"), both optional features. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                 STANDARD        ENHANCED
                                               DEATH BENEFIT   DEATH BENEFIT
    Mortality and Expense Risk Charge ...........   1.25%         1.45%
    Administrative Expense Charge ...............   0.15%         0.15%
    Total with No Optional Features Selected ....   1.40%         1.60%
    Total with E.S.P. only selected .............   1.60%         1.80%
    Total with GMWB only selected ...............   2.40%         2.60%
    Total with E.S.P. and GMWB selected .........   2.60%         2.80%



2.   The following expense example table is added to the Fee Table.


EXAMPLE: ENHANCED DEATH BENEFIT WITH E.S.P. AND GMWB

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table above for the Enhanced Death Benefit with the E.S.P. and GMWB options selected.

------------------------------------------------------------- ---------------------------------- -----------------------------------
                                                              IF CONTRACT IS SURRENDERED AT THE  IF CONTRACT IS NOT SURRENDERED OR
                                                                    END OF PERIOD SHOWN:            ANNUITIZED AT END OF PERIOD
                                                                                                              SHOWN:
                                                              --------------------------------- ------------------------------------
FUNDING OPTION                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------- ------- -------- -------  --------  -------- -------- -------- -------
AIM VARIABLE INSURANCE FUNDS, INC.
      AIM V.I. Premier Equity Fund - Series I                   107      175      231     339       31       95      161      339
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
      Growth and Income Portfolio - Class B                     108      177      235     346       32       97      165      346
      Premier Growth Portfolio - Class B                        112      188      253     379       35      108      183      379
AMERICAN VARIABLE INSURANCE SERIES
      Global Growth Fund - Class 2                              108      178      236     348       32       98      166      348
      Growth Fund - Class 2                                     105      169      221     318       29       89      151      318
      Growth-Income Fund - Class 2                              105      168      219     315       29       88      149      315
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
      Franklin Small Cap Fund - Class 2                         109      180      239     354       33      100      169      354
      Mutual Shares Securities Fund - Class 2                   109      181      241     357       33      101      171      357
      Templeton Foreign Securities Fund - Class 2               110      184      246     367       34      104      176      367
GREENWICH STREET SERIES FUND
      Appreciation Portfolio                                    106      173      228     332       30       93      158      332
      Diversified Strategic Income Portfolio                    106      172      227     331       30       92      157      331
      Equity Index Portfolio - Class II Shares                  105      167      219     315       28       87      149      315
      Fundamental Value Portfolio                               106      173      228     332       30       93      158      332
JANUS ASPEN SERIES
      Aggressive Growth Portfolio - Service Shares              108      177      235     346       32       97      165      346

PIMCO VARIABLE INSURANCE TRUST
      Total Return Portfolio-Administrative Class               105      169      222     320       29       89      152      320
PUTNAM VARIABLE TRUST
      Putnam VT International Growth Fund - Class IB Shares     111      185      248     370       34      105      178      370
      Putnam VT Small Cap Value Fund - Class IB Shares          112      190      255     384       36      110      185      384
      Putnam VT Voyager II Fund - Class IB Shares               116      200      273     416       40      120      203      416
SALOMON BROTHERS VARIABLE SERIES FUND INC.
      Capital Fund                                              109      179      239     353       33       99      169      353
      Investors Fund                                            107      174      230     336       31       94      160      336
      Small Cap Growth Fund                                     113      193      261     395       37      113      191      395
SMITH BARNEY INVESTMENT SERIES
      Smith Barney Large Cap Core Portfolio                     108      177      235     346       32       97      165      346
      Smith Barney Premier Selection All Cap Growth Portfolio   108      178      236     348       32       98      166      348
THE TRAVELERS SERIES TRUST
      Equity Income Portfolio                                   107      173      229     333       30       93      159      333
      Large Cap Portfolio                                       107      173      229     333       30       93      159      333
      MFS Emerging Growth Portfolio                             108      176      233     343       31       96      163      343
      MFS Research Portfolio                                    108      177      235     346       32       97      165      346
TRAVELERS SERIES FUND INC.
      AIM Capital Appreciation Portfolio                        107      174      230     337       31       94      160      337
      Alliance Growth Portfolio                                 107      174      230     336       31       94      160      336
      MFS Total Return Portfolio                                107      174      230     337       31       94      160      337
      Smith Barney Aggressive Growth Portfolio                  107      175      231     338       31       95      161      338
      Smith Barney High Income Portfolio                        105      170      223     322       29       90      153      322
      Smith Barney International All Cap Growth Portfolio       109      179      239     353       33       99      169      353
      Smith Barney Large Cap Value Portfolio                    105      170      223     322       29       90      153      322
      Smith Barney Large Capitalization Growth Portfolio        107      173      228     333       30       93      158      333
      Smith Barney Mid Cap Core Portfolio                       108      178      236     348       32       98      166      348
      Smith Barney Money Market Portfolio                       104      166      216     309       28       86      146      309
      Travelers Managed Income Portfolio                        106      170      223     323       29       90      153      323
      Van Kampen Enterprise Portfolio                           106      172      226     329       30       92      156      329
VAN KAMPEN LIFE INVESTMENT TRUST
      Emerging Growth Portfolio                                 106      172      227     331       30       92      157      331
VARIABLE ANNUITY PORTFOLIOS
      Smith Barney Small Cap Growth Opportunities Portfolio     108      177      234     344       32       97      164      344
VARIABLE INSURANCE PRODUCTS FUND II
      Contrafund(R)Portfolio - Service Class                    106      172      226     329       30       92      156      329
VARIABLE INSURANCE PRODUCTS FUND III
      Mid Cap Portfolio - Service Class 2                       108      176      233     342       31       96      163      342

3. The following is added to the "Charges and Deductions" section of the prospectus.

GMWB CHARGE

If you select the Guaranteed Minimum Withdrawal Benefit a maximum of 1.00% annually will be deducted from amounts in the variable funding options. The current charge is 0.40%. Your current charge will not change unless you reset your benefits.

4. The following is added to the "Access to Your Money" section of the prospectus.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your PURCHASE PAYMENTS regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different contract owner.

Your initial PURCHASE PAYMENT is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. Your initial RBB does not include PURCHASE PAYMENT CREDITS. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal prior to your third contract date anniversary, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals on or after your third contract date anniversary, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent purchase payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. PURCHASE PAYMENT CREDITS, although included in your CONTRACT VALUE, are not included in your RBB unless you reset your RBB, as described below. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent purchase payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

WITHDRAWALS: If the total of all withdrawals since the most recent contract date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent contract date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the CONTRACT VALUE immediately prior to the current withdrawal minus any purchase payment credits applied within 12 months of the withdrawal.

For example, assume your initial PURCHASE PAYMENT is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in CONTRACT YEAR two:

--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
                                  Assumes 15% gain on investment                       Assumes 15% loss on investment
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
                      Contract            RBB                AWB (5%)        Contract            RBB               AWB (5%)
                        Value                                                  Value
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
  Values As Of
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

  Contract date        $105,000         $100,000              $5,000          $105,000         $100,000             $5,000
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

  Immediately prior    $120,750         $100,000              $5,000          $89,250          $100,000             $5,000
  to withdrawal,
  contract year two
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

  Immediately after    $110,750         $91,718               $4,586          $79,250          $88,796              $4,440
  withdrawal,
  contract year two               [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000    [5,000- (5,000
                                   x 10,000/120,750)]    x 10,000/120,750)]               x 10,000/89,250)]     x 10,000/89,250)]
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

Any time after the 5th contract year anniversary, you may choose to reset your RBB to equal your current CONTRACT VALUE minus any PURCHASE PAYMENT CREDITS received 12 months prior to the reset date. Depending on your CONTRACT VALUE and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third contract date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your contract value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly;

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent PURCHASE PAYMENTS into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.
















L-19938                                                            January, 2003

                                      TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY
                                            SUPPLEMENT DATED JANUARY 10, 2003 TO
                                                    PROSPECTUS DATED MAY 1, 2002


1.   The Fee Table is modified as follows:

The information contained in the "Annual Separate Account Charges" is deleted and replaced with the following:

We will assess a minimum mortality and expense risk charge ("M & E") of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit ("GMWB"), both optional features. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                 STANDARD        ENHANCED
                                               DEATH BENEFIT   DEATH BENEFIT
    Mortality and Expense Risk Charge ..........   1.25%          1.45%
    Administrative Expense Charge ..............   0.15%          0.15%
    Total with No Optional Features Selected ...   1.40%          1.60%
    Total with E.S.P. only selected ............   1.60%          1.80%
    Total with GMWB only selected ..............   2.40%          2.60%
    Total with E.S.P. and GMWB selected ........   2.60%          2.80%


2.   The following expense example table is added to the Fee Table.

EXAMPLE: ENHANCED DEATH BENEFIT WITH E.S.P. AND GMWB

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table above for the Enhanced Death Benefit with the E.S.P. and GMWB options selected.

--------------------------------------------------------- ------------------------------------ -------------------------------------
                                                           IF CONTRACT IS SURRENDERED AT THE    IF CONTRACT IS NOT SURRENDERED OR
                                                                 END OF PERIOD SHOWN:           ANNUITIZED AT END OF PERIOD SHOWN:
                                                          ------------------------------------ -------------------------------------
FUNDING OPTION                                            1 YEAR    3 YEARS  5 YEARS   10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------- -------- --------- -------- -------- -------- -------- -------- ----------
    Capital Appreciation Fund                               107       175      231       339      31       95      161       339
    Money Market Portfolio (Travelers)                      103       162      210       297      27       82      140       297
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Premier Equity Fund - Series I                 107       175      232       340      31       95      162       340
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio - Class B                      112       188      253       380      36      108      183       380
CREDIT SUISSE TRUST
    Credit Suisse Emerging Markets Portfolio                113       191      258       389      37      111      188       389
DELAWARE VIP TRUST
    VIP REIT Series-Standard Class                          108       176      234       344      32       96      164       344
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio - Initial Shares                 107       173      228       333      30       93      158       333
    Small Cap Portfolio - Initial Shares                    107       173      229       334      31       93      159       334
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Mutual Shares Securities Fund - Class 2                 109       181      241       357      33      101      171       357
    Templeton Growth Securities Fund - Class 2              110       183      244       363      34      103      174       363
GREENWICH STREET SERIES FUND
    Emerging Growth Fund                                    111       185      248       370      34      105      178       370
    Equity Index Portfolio - Class II Shares                105       168      219       315      29       88      149       315
    Growth and Income Fund                                  108       178      236       348      32       98      166       348
JANUS ASPEN SERIES
    Balanced Portfolio - Service Shares                     108       177      235       345      32       97      165       345
    Global Life Sciences Portfolio - Service Shares         110       182      242       360      33      102      172       360

    Global Technology Portfolio - Service Shares            108       178      237       349      32       98      167       349
    Worldwide Growth Portfolio - Service Shares             108       178      236       348      32       98      166       348
PIMCO VARIABLE INSURANCE TRUST
    Total Return Portfolio-Administrative Class             105       169      222       321      29       89      152       321
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund - Class IB Shares   111       185      248       371      35      105      178       371
    Putnam VT Small Cap Value Fund - Class IB Shares        112       190      256       385      36      110      186       385
    Putnam VT Voyager II Fund - Class IB Shares             116       201      273       417      40      121      203       417
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund                                            109       180      239       354      33      100      169       354
    Investors Fund                                          107       174      230       337      31       94      160       337
    Large Cap Growth Fund                                   109       180      239       354      33      100      169       354
    Small Cap Growth Fund                                   113       193      261       395      37      113      191       395
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio                              107       173      229       334      31       93      159       334
    Disciplined Mid Cap Stock Portfolio                     107       175      231       338      31       95      161       338
    Equity Income Portfolio                                 107       173      229       334      31       93      159       334
    Federated High Yield Portfolio                          108       176      234       344      32       96      164       344
    Federated Stock Portfolio                               107       174      230       336      31       94      160       336
    Large Cap Portfolio                                     107       173      229       334      31       93      159       334
    Lazard International Stock Portfolio                    109       180      240       355      33      100      170       355
    MFS Emerging Growth Portfolio                           108       176      234       344      32       96      164       344
    MFS Mid Cap Growth Portfolio                            108       177      235       346      32       97      165       346
    MFS Research Portfolio                                  108       177      235       346      32       97      165       346
    Travelers Quality Bond Portfolio                        103       163      212       302      27       83      142       302
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio                      107       175      231       338      31       95      161       338
    Alliance Growth Portfolio                               107       174      230       337      31       94      160       337
    MFS Total Return Portfolio                              107       175      231       338      31       95      161       338
VAN KAMPEN LIFE INVESTMENT TRUST
    Comstock Portfolio Class II Shares                      109       181      241       357      33      101      171       357
    Enterprise Portfolio Class II Shares                    107       175      232       340      31       95      162       340
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R)Portfolio - Service Class 2                108       177      234       344      32       97      164       344
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation Portfolio -                116       199      271       413      39      119      201       413
    Service Class 2
    Mid Cap Portfolio - Service Class 2                     108       176      233       343      31       96      163       343

3. The following is added to the "Charges and Deductions" section of the prospectus.

GMWB CHARGE

If you select the Guaranteed Minimum Withdrawal Benefit a maximum of 1.00% annually will be deducted from amounts in the variable funding options. The current charge is 0.40%. Your current charge will not change unless you reset your benefits.

4. The following is added to the "Access to Your Money" section of the prospectus.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT

     For an additional charge, you may elect GMWB, a living benefit that guarantees return of your PURCHASE PAYMENTS regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different contract owner.

     Your initial PURCHASE PAYMENT is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. Your initial RBB does not include PURCHASE PAYMENT CREDITS. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

     If you make your first withdrawal prior to your third contract date anniversary, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals on or after your third contract date anniversary, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

     Your RBB and AWB will not change unless you make subsequent purchase payments or take withdrawals from your Contract, as described below.

     If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. PURCHASE PAYMENT CREDITS, although included in your CONTRACT VALUE, are not included in your RBB unless you reset your RBB, as described below. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent purchase payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

     WITHDRAWALS: If the total of all withdrawals since the most recent contract date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

     If the total amount of all withdrawals since the most recent contract date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the CONTRACT VALUE immediately prior to the current withdrawal minus any purchase payment credits applied within 12 months of the withdrawal.

     For example, assume your initial PURCHASE PAYMENT is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in CONTRACT YEAR two:

                      ------------------------------------------------------ ---------------------------------------------------
                                  Assumes 15% gain on investment                          Assumes 15% loss on investment
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
                      Contract            RBB                AWB (5%)        Contract            RBB               AWB (5%)
                        Value                                                  Value
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
  Values As Of
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

  Contract date        $105,000         $100,000              $5,000          $105,000         $100,000             $5,000
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

  Immediately prior    $120,750         $100,000              $5,000          $89,250          $100,000             $5,000
  to withdrawal,
  contract year two
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

  Immediately after    $110,750         $91,718               $4,586          $79,250          $88,796              $4,440
  withdrawal,
  contract year two               [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000    [5,000- (5,000
                                   x 10,000/120,750)]    x 10,000/120,750)]               x 10,000/89,250)]    x 10,000/89,250)]
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

     Any time after the 5th contract year anniversary, you may choose to reset your RBB to equal your current CONTRACT VALUE minus any PURCHASE PAYMENT CREDITS received 12 months prior to the reset date. Depending on your CONTRACT VALUE and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third contract date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

     If your contract value reaches zero, and you have purchased this benefit, the following will occur:

  o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly;

  o The total annual payment amount will equal the AWB and will never exceed your RBB, and

  o  We will no longer accept subsequent PURCHASE PAYMENTS into the Contract.

     If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.























L-19939                                                            January, 2003